Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Wages and salaries	€ 10,769	€ 9,772	€ 9,866
LTCIP	(478)	(478)	(274)
Employee stock option plan	386
Social security contributions	2,197	1,799	1,732
Total employee benefits expense	13,352	11,093	11,324
MetallRente	62	57	41
German state plan
Mandatory employer's contribution	€ 710	€ 697	€ 511